LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS (Details) $ in Thousands		1 Months Ended	12 Months Ended	24 Months Ended
	Jan. 25, 2023 USD ($) item	Mar. 16, 2023 USD ($) item shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Liquidity And Capital Resources [Line Items]
Cash and cash equivalents incl. restricted cash			$ 323,803	$ 323,803			$ 171,733	$ 135,564
Newbuilding on order for delivery			0	0			1	2
Scheduled minimum payments on mortgage debt and bank loans in 2018			$ 73,000	$ 73,000
Lease liabilities			5,000	5,000			$ 5,600	$ 8,300
Gross lease liabilities			5,300	5,300			5,900	8,800
Value of borrowings			$ 966,900	$ 966,900			$ 1,135,500	$ 842,400
Cash Requirement Per Vessel					$ 1,800	$ 1,500
Number of shares issued | shares			82,311,301	82,311,301			81,233,271	74,855,931
Due within one year
Liquidity And Capital Resources [Line Items]
Gross lease liabilities			$ 2,700	$ 2,700			$ 2,800	$ 2,800
Japanese leasing providers
Liquidity And Capital Resources [Line Items]
Lease liabilities			70,000	70,000
Bocomm
Liquidity And Capital Resources [Line Items]
Lease liabilities			211,000	211,000
Bocomm | Due between two and three years
Liquidity And Capital Resources [Line Items]
Lease liabilities			$ 46,000	$ 46,000
Bocomm | Unspecified maturity
Liquidity And Capital Resources [Line Items]
Number of LR2 under leasing agreement			3
Number of LR2 vessels delivered				2
China Development Bank Financial Leasing
Liquidity And Capital Resources [Line Items]
Lease liabilities			$ 160,000	$ 160,000
China Merchant Bank Financial
Liquidity And Capital Resources [Line Items]
Lease liabilities			37,000	37,000
Minimum | Due within one year
Liquidity And Capital Resources [Line Items]
Gross lease liabilities			43,000	43,000
Three LR Two Vessels [Member] | Unspecified maturity
Liquidity And Capital Resources [Line Items]
Lease liabilities			91,000	91,000
Newbuilding LR2 vessel [Member] | Bocomm | Unspecified maturity
Liquidity And Capital Resources [Line Items]
Lease liabilities			71,000	71,000
LR1 vessels | Acquisition of LR1 vessels
Liquidity And Capital Resources [Line Items]
Number of vessels agreed to acquire | item	3
Aggregate cash consideration	$ 233,000
MR eco product tanker vessels | Acquisition of LR1 vessels
Liquidity And Capital Resources [Line Items]
Number of vessels agreed to acquire | item		3
Aggregate cash consideration		$ 48,500
Number of shares issued | shares		1,420,000
Percentage of the total consideration		50.00%
Number of vessels in TORM's total fleet on a fully delivered basis | item		88
Scrubber Installations | Bocomm | Due between one and two years
Liquidity And Capital Resources [Line Items]
Lease liabilities			4,000	4,000
Credit facility
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities			92,600	92,600			$ 38,000	$ 132,000
Working capital facility
Liquidity And Capital Resources [Line Items]
Notional value			45,000	45,000
Revolving Credit Facilities
Liquidity And Capital Resources [Line Items]
Notional value			47,000	47,000
Revolving Credit Facility I
Liquidity And Capital Resources [Line Items]
Notional value			$ 48,000	$ 48,000
Syndicated Facilities Agreement
Liquidity And Capital Resources [Line Items]
Number of revolving credit facilities			2	2
Notional value			$ 144,000	$ 144,000
Term Facility Agreement with Danish Ship Finance
Liquidity And Capital Resources [Line Items]
Notional value			202,000	202,000
Unspecified Term Facility Agreement I [Member]
Liquidity And Capital Resources [Line Items]
Notional value			31,000	31,000
Unspecified Term Facility Agreement II [Member]
Liquidity And Capital Resources [Line Items]
Notional value			11,000	11,000
Term Facility Agreement with Hamburg Commercial Bank [Member]
Liquidity And Capital Resources [Line Items]
Notional value			21,000	21,000
Term Facility Agreement with China Export-Import Bank [Member]
Liquidity And Capital Resources [Line Items]
Notional value			41,000	41,000
Term Facility Agreement with KfW-IPEX Bank [Member]
Liquidity And Capital Resources [Line Items]
Notional value			$ 38,000	$ 38,000
Two new bank facilities | Bank and leasing agreements
Liquidity And Capital Resources [Line Items]
Notional value		$ 433,000
Credit to finance additional secondhand vessels | Bank and leasing agreements
Liquidity And Capital Resources [Line Items]
Notional value		$ 123,000